UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	January 31, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 95.89%

Aerospace/Defense - 0.71%
19,584	Arconic, Inc.	$ 446,319

Autos & Automotive Products - 1.78%
30,648	General Motors Co.	1,122,023

Banks, S&Ls and Brokers - 2.40%
35,646	Morgan Stanley	1,514,599

Basic Materials - 0.38%
6,527	Alcoa, Inc. *	237,909

Capital Equipment - 2.22%
11,107	Flowserve Corp.	546,020
7,795	United Technologies Corp.	854,878
		1,400,898
Chemicals - 1.81%
12,217	Lyondell Basell Industries NV	1,139,480

Consumer Cyclicals - 2.98%
13,446	Newell Rubbermaid, Inc.	636,399
7,117	Whirlpool Corp.	1,244,692
		1,881,091
Consumer Non-Durables - 2.27%
8,738	Diageo, Plc. ADR *	978,918
11,197	Unilever NV ADR *	455,158
		1,434,076
Consumer Services - 1.03%
10,171	Kroger Co.	345,407
4,620	Allegion PLC	303,395
		648,803
Containers & Paper - 0.74%
8,286	International Paper Co.	468,988

Crude Petroleum & Natural Gas - 2.11%
33,417	Noble Energy, Inc.	1,328,660

Financial Services - 6.19%
46,661	Ally Financial, Inc.	985,480
35,457	Invesco Ltd.	1,025,416
33,350	Synchrony Financial *	1,194,597
8,452	Visa, Inc. Class A	699,065
		3,904,559
Food & Drug Producers - 1.60%
22,846	Mondelez International, Inc.	1,011,621

Forest Products - 3.54%
71,239	Weyerhaeuser Co. *	2,231,918

Healthcare - 2.39%
2,241	Cooper Companies, Inc.	413,711
2,421	UnitedHealth Group, Inc.	392,444
6,241	Universal Health Services, Class-B	702,924
		1,509,079
Hotels & Gaming - 2.29%
50,252	MGM Resorts International *	1,447,258

Industrial Products - 1.03%
22,472	Axalta Coating Systems, Inc. *	651,688

Insurance Agents & Brokers - 0.86%
8,011	Marsh & McLennan Companies, Inc.	544,908

International Oil & Gas - 1.21%
15,044	Total SA ADR	760,625

Life Insurance - 4.94%
29,637	Prudential Financial, Inc.	3,115,145

Media & Entertainment - 8.46%
9,578	Time Warner Inc.	927,629
26,772	Comcast Corp., Class-A	2,019,144
38,667	Liberty Global, Plc *	1,358,372
25,680	Activision Blizzard, Inc. *	1,032,593
		5,337,738
Motor Vehicle Parts & Accessories - 1.90%
17,073	Delphi Automotive, Plc.	1,196,134

Multi-Industry - 1.98%
25,645	General Electric Co.	613,157
5,366	Honeywell International, Inc.	634,905
		1,248,062
Natural Gas - 3.39%
21,426	Kinder Morgan, Inc.	478,657
12,807	National Fuel Gas Co.	719,113
32,643	Williams Companies, Inc.	941,424
		2,139,194
Pharmaceuticals - 3.64%
5,755	Gilead Sciences, Inc.	416,950
5,104	Medtronic PLC	388,006
10,084	Johnson & Johnson	1,142,013
11,078	Pfizer, Inc.	351,505
		2,298,474
Property & Casualty Insurance - 1.74%
14,628	Allstate Corp.	1,100,172

Railroads, Line-Haul Operating - 1.50%
11,017	Kansas City Southern	946,470

Retail Stores - 2.41%
8,777	Lowes Companies, Inc.	641,423
95,257	Staples, Inc.	876,364
		1,517,788
Specialty Chemicals - 1.96%
20,586	FMC Corp.	1,238,454

Technology - 18.48%
1,656	Alphabet, Inc. Class-C *	1,319,484
2,883	Amazon.com, Inc. *	2,374,093
7,184	Analog Devices, Inc.	538,369
18,839	Apple, Inc.	2,286,113
42,490	Micron Technology, Inc. *	1,024,434
36,475	Microsoft Corp.	2,358,109
4,897	NXP Semiconductor NV *	479,171
15,989	Western Digital Corp.	1,274,803
		11,654,576
Telecommuications - 1.44%
8,757	American Tower Corp. - CL. A	906,350

Transportation - 3.29%
20,338	Delta Air Lines, Inc.	960,767
6,302	Norfolk Southern Corp.	740,233
8,321	XPO Logistics, Inc. *	372,282
		2,073,282
Utilities - 1.21%
24,833	Telephone & Data Systems, Inc.	761,131

Wholesale-Durable Goods - 2.00%
29,760	HD Supply Holdings, Inc. *	1,258,848

Total Common Stock (Cost $40,469,332) - 95.89%		$ 60,476,317

SHORT TERM INVESTMENTS - 4.21%
2,655,684	Invesco Short Term Investment 0.34% (Cost $2,655,684) **	$ 2,655,684

Total Investments (Cost $43,125,016) *** - 100.10%		$ 63,132,001

Liabilities in Excess of Other Assets - (0.10%)		(62,256)

Net Assets - 100.00%		$ 63,069,745

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $43,125,016 amounted to $20,006,985, which consisted of aggregate gross unrealized appreciation of $20,344,781 and aggregate gross unrealized depreciation of $337,796.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $43,125,016 amounted to $20,006,985, which consisted of aggregate gross unrealized appreciation of $20,344,781 and aggregate gross unrealized depreciation of $337,796.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$60,476,317	$0	$0	$60,476,317
Cash Equivalents	$2,655,684	$0	$0	$2,655,684
Total	$63,132,001	$0	$0	$63,132,001

	Croft Income Fund
	Schedule of Investments
	January 31, 2017 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 46.14%

Agriculture - 0.66%
80,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 83,575

Autos & Automotive Products - 0.97%
120,000	Ford Motor Credit Co., 6.625%, 8/15/17	123,232

Building Materials & Housing - 1.44%
180,000	Lennar Corp., 4.75%, 12/15/17	182,700

Business Services - 1.19%
145,000	United Parcel Services, 5.5%, 1/15/18	150,657

Capital Goods - 1.30%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	164,524

Chemicals - 3.19%
125,000	Avery Denison Corp., 6.625%, 10/01/17	128,563
105,000	Celanese US Holdings LLC, 5.875%, 6/15/21	116,515
150,000	DuPont EI De Nemours, 6.00% 7/15/18	159,449
		404,527
Construction - 1.39%
195,000	Layne Christensen Co., 4.25%, 11/15/18	175,744

Energy - 3.12%
100,000	Conocophillips Corp., 5.20%, 5/15/18	104,239
150,000	CONSOL Energy, Inc., 8.25%, 4/1/20	150,375
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	140,000
		394,614
Energy Services - 1.69%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	109,622
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	104,300
		213,922
Financial Services - 9.74%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,127
150,000	Capital One Financial Corp., 2.45%, 4/24/19	151,190
225,000	Charles Schwab Corp., 4.45%, 7/22/20	241,349
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	241,059
130,000	JP Morgan Chase & Co., 1.7%, 3/1/18	129,989
125,000	JP Morgan Chase & Co., 2.295%, 8/15/21	122,830
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	145,145
125,000	Synchrony Financial Corp., 3.0%, 08/15/19	126,799
		1,233,487
Gas & Gas Transmission - 0.85%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	107,480

Industrial Goods - 2.38%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	89,090
206,000	General Electric Co., 5.25%, 12/6/17	212,921
		302,011
International Oil & Gas - 1.03%
130,000	Chevron Corp., 1.365%, 3/2/18	129,913

Media & Entertainment - 4.06%
165,000	21st Century Fox America, 7.75%, 2/1/24	198,858
186,000	Liberty Media, Corp., 8.25%, 2/1/30	195,300
110,000	Washington Post Co., 7.25%, 2/1/19	119,900
		514,058
Metal & Mining - 1.83%
100,000	Nucor Corp., 5.75%, 12/1/17	103,310
125,000	U.S. Steel Corp., 7.00%, 2/1/18	128,750
		232,060
Micellaneous Consumer Goods & Services - 0.80%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	101,625

Retail Stores - 1.26%
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	159,875

Technology - 2.71%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	197,746
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	42,391
100,000	IBM Corp., 5.70%, 9/14/17	102,815
		342,952
Telecommunications - 2.18%
275,000	Qualcomm, Inc., 3.00%, 5/20/22	276,402

Transportation - 3.11%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	109,725
125,000	Burlington Northern Santa Fe, 3.45%, 9/15/21	130,246
54,000	Hertz Corp., 6.75%, 4/15/19	53,730
105,000	Triumph Group, Inc., 4.875%, 4/1/21	100,013
		393,713
Utilities - 1.23%
150,000	National Fuel Gas Co., 5.20%, 7/15/25	155,567

Total Corporate Bonds (Cost $5,722,728) - 46.14%		$ 5,842,636

PREFERRED STOCKS - 1.33%
3,000	CHS, Inc. 7.875%, 12/31/49	$ 85,920
3,000	CHS, Inc. 7.50%, 12/31/49	82,050

Total Preferred Stocks (Cost $150,000) - 1.33%		$ 167,970

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 27.02%
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	750,762
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	301,852
300,000	U.S. Treasury Notes, 2.75%, 2/28/18	305,813
200,000	U.S. Treasury Notes, 0.625%, 5/31/17	200,016
200,000	U.S. Treasury Notes, 0.875%, 8/15/17	200,195
200,000	U.S. Treasury Notes, 0.875%, 11/30/17	200,117
125,000	U.S. Treasury Notes, 1.500%, 11/30/19	125,205
200,000	U.S. Treasury Notes, 1.000%, 2/15/18	200,188
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	302,438
255,000	U.S. Treasury Notes, 1.125%, 5/31/19	253,864
255,000	U.S. Treasury Notes, 1.000%, 5/15/18	255,090
125,000	U.S. Treasury Notes, 1.500%, 2/28/19	125,630
200,000	U.S. Treasury Notes, 1.00%, 5/31/18	200,008

Total U.S. Government Agencies & Obligations (Cost $3,426,894) - 27.02%		$ 3,421,176

SHORT TERM INVESTMENTS - 24.95%
3,159,091	Invesco Short Term Investment 0.34% (Cost $3,159,091) **	$ 3,159,091

Total Investments (Cost $12,458,713) *** - 99.43%		$ 12,590,874

Other Assets less Liablities - 0.57%		72,724

Net Assets - 100.00%		$ 12,663,598

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** At January 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,458,713 amounted to $132,161, which consisted of aggregate gross unrealized appreciation of $206,726 and aggregate gross unrealized depreciation of $74,565.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,458,713 amounted to $132,161, which consisted of aggregate gross unrealized appreciation of $206,726 and aggregate gross unrealized depreciation of $74,565.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$5,842,636	$0	$5,842,636
Convertible Bonds	$0	$167,970	$0	$167,970
U.S. Obligations	$0	$3,421,176	$0	$3,421,176
Cash Equivalents	$3,159,091	$0	$0	$3,159,091
Total	$3,159,091	$9,431,783	$0	$12,590,874

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 29, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 29, 2017

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 29, 2017